[ROPES & GRAY LLP LETTERHEAD]

February 24, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:

Registration Statement on Form N-14

Ladies and Gentleman:

Enclosed for filing on behalf of HighMark Funds, is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed acquisition of the assets and identified liabilities of (i) North Track Equity Income Fund, a series of North Track Funds, Inc. (“North Track”), by HighMark Equity Income Fund in exchange for Class A, Class B and Class C shares of HighMark Equity Income Fund, (ii) North Track Geneva Growth Fund, a series of North Track, by HighMark Geneva Growth Fund in exchange for Class A, Class B and Class C shares of HighMark Geneva Growth Fund, (iii) North Track NYSE Arca Tech 100 Index Fund, a series of North Track, by HighMark NYSE Arca Tech 100 Index Fund in exchange for Class A, Class B and Class C shares of HighMark NYSE Arca Tech 100 Index Fund and (iv) North Track Wisconsin Tax-Exempt Fund, a series of North Track, by HighMark Wisconsin Tax-Exempt Fund in exchange for Class A, Class B and Class C shares of HighMark Wisconsin Tax-Exempt Fund. North Track Equity Income Fund, North Track Geneva Growth Fund, North Track NYSE Arca Tech 100 Index Fund and North Track Wisconsin Tax-Exempt Fund are the “Acquired Funds.” HighMark Equity Income Fund, HighMark Geneva Growth Fund, HighMark NYSE Arca Tech 100 Index Fund and HighMark Wisconsin Tax-Exempt Fund are the “Acquiring Funds.”

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special joint meeting of stockholders of the Acquired Funds at which stockholders of the Acquired Funds will be asked to vote on the proposed acquisition of their Acquired Fund by its corresponding Acquiring Fund. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

No registration fee is being paid at the time of filing because HighMark Funds has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

The Registration Statement is proposed to become effective on March 26, 2009, pursuant to Rule 488, under the Securities Act of 1933, as amended.

Please direct any comments or questions on the enclosed materials to the undersigned at (415) 315-6385 or Hsin Chau of this office at (415) 315-6342.

Sincerely,

/s/ Jessica Riley Hale
Jessica Riley Hale